Fair value disclosures (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Available-for-sale securities	$ 1,586	$ 1,447	$ 1,370
Recurring basis
Assets
Available-for-sale securities	1,586	1,447	1,370
Derivative financial instruments, net	154	145	267
Total Assets	1,740	1,592	1,637
Liabilities
Guarantees	14	7	10
Total Liabilities	14	7	10
U.S. treasury bonds
Assets
Available-for-sale securities	10	10	12
U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	10	12
Other U.S. and non-U.S. government bonds
Assets
Available-for-sale securities	146	92	77
Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	146	92	77
Corporate bonds
Assets
Available-for-sale securities	664	572	511
Corporate bonds | Recurring basis
Assets
Available-for-sale securities	664	572	511
Asset-backed securities
Assets
Available-for-sale securities	96	111	136
Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	96	111	136
U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	299	310	273
Residential
Assets
Available-for-sale securities	25	30	40
Residential | Recurring basis
Assets
Available-for-sale securities	25	30	40
Commercial
Assets
Available-for-sale securities	127	145	168
Commercial | Recurring basis
Assets
Available-for-sale securities	127	145	168
Large capitalization value
Assets
Available-for-sale securities	185	148	122
Large capitalization value | Recurring basis
Assets
Available-for-sale securities	185	148	122
Smaller company growth
Assets
Available-for-sale securities	34	29	31
Smaller company growth | Recurring basis
Assets
Available-for-sale securities	34	29	31
Level 1 | Recurring basis
Assets
Available-for-sale securities	229	187	165
Derivative financial instruments, net	0	0	0
Total Assets	229	187	165
Liabilities
Guarantees	0	0	0
Total Liabilities	0	0	0
Level 1 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	10	12
Level 1 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Residential | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Commercial | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	185	148	122
Level 1 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	34	29	31
Level 2 | Recurring basis
Assets
Available-for-sale securities	1,357	1,260	1,205
Derivative financial instruments, net	154	145	267
Total Assets	1,511	1,405	1,472
Liabilities
Guarantees	0	0	0
Total Liabilities	0	0	0
Level 2 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 2 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	146	92	77
Level 2 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	664	572	511
Level 2 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	96	111	136
Level 2 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	299	310	273
Level 2 | Residential | Recurring basis
Assets
Available-for-sale securities	25	30	40
Level 2 | Commercial | Recurring basis
Assets
Available-for-sale securities	127	145	168
Level 2 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 2 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Recurring basis
Assets
Available-for-sale securities	0	0	0
Derivative financial instruments, net	0	0	0
Total Assets	0	0	0
Liabilities
Guarantees	14	7	10
Total Liabilities	14	7	10
Level 3 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Residential | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Commercial | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	$ 0	$ 0	$ 0